SUPPLEMENT DATED MAY 11, 2012

Filed pursuant to Rule 497(e)                                 Registration Statement Nos. 33-29180 and 811-05823

Supplement dated May 11, 2012, to the Prospectus dated November 30, 2011, regarding the

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES (DSEFX), CLASS A SHARES (DSEPX),

CLASS R SHARES (DSFRX) AND INSTITUTIONAL SHARES (DIEQX)

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX) AND CLASS A SHARES (DOMAX)

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES (DSBFX) AND INSTITUTIONAL SHARES (DSBIX)

(each a "Fund" and collectively the "Funds")

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".